Note 7 - Debt	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Debt Disclosure [Text Block]
7.	Debt:

Details of the Company’s credit facilities are discussed in Note 8 of the Company’s annual financial statements for the year ended December 31, 2020 and changes in the six months ended June 30, 2021 are discussed below.

Bank / Vessel(s)	December 31,	June 30,
	2020	2021
Total long term debt:
ABN Bank Facility (M/T Eco West Coast)	-	36,185
Alpha Bank Facility (M/T Eco Malibu)	-	38,000
BoComm Leasing Facility (M/T Nord Valiant)	20,227	-
Cargill Facility (M/T Eco Marina Del Ray)	29,116	28,174
AVIC Facility (M/T Eco Los Angeles and M/T Eco City of Angels)	57,656	56,199
Total long term debt	106,999	158,558
Less: Deferred finance fees	(2,380)	(2,786)
Total long term debt net of deferred finance fees	104,619	155,772

Presented:
Current portion of long term debt	5,324	10,061
Long term debt	99,295	145,711

Debt related to Vessels held for sale:
BoComm Leasing Facility (M/T Nord Valiant)	-	19,653
Less: Deferred finance fees	-	(339)
Debt related to Vessels held for sale net of deferred finance fees	-	19,314

Total Debt net of deferred finance fees	104,619	175,086

As of June 30, 2021 the applicable one-month LIBOR was 0.096%.

As of June 30, 2021, the Company was in compliance with all debt covenants with respect to its credit facilities. The fair value of debt outstanding on June 30, 2021 amounted to $173,617 when valuing the Cargill, BoComm and AVIC Sale and Leasebacks on the basis of the Commercial Interest Reference Rates (“CIRR”s) as applicable on June 30, 2021, which is considered to be a Level 2 item in accordance with the fair value hierarchy.

ABN Facility

On March 18, 2021, the Company entered into a credit facility with ABN Amro for $36,800 for the financing of the vessel M/T Eco West Coast (Hull No 865). This facility was drawn down in full. The credit facility is repayable in 24 consecutive quarterly installments of $615 commencing in June 2021, plus a balloon installment of $22,040 payable together with the last installment.

The facility contains various covenants, including (i) an asset cover ratio of 125%, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than 75% (iii) minimum free liquidity of $500 per delivered vessel owned/operated by the Company and (iv) market adjusted total assets of the Company minus total liabilities to be at least $60,000. Additionally, the facility contains restrictions on the shipowning company incurring further indebtedness or guarantees and change of control provisions (whereby Mr. Evangelos J. Pistiolis may not control less than 50.1% of the voting rights of the Company). It also restricts the shipowning company from paying dividends if such a payment will result in an event of default or in a breach of covenants under the loan agreement.

The facility is secured as follows:

•	First priority mortgage over M/T Eco West Coast;
•	Assignment of insurance and earnings of the mortgaged vessel;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of the Company;
•	Pledge of the shares of the shipowning subsidiary;
•	Pledge over the earnings account of the vessel.

The facility bears interest at LIBOR plus a margin of 2.50%.

Alpha Bank Facility

On May 6, 2021, the Company entered into a credit facility with Alpha Bank for $38,000 for the financing of the vessel M/T Eco Malibu (Hull No 866). This facility was drawn down in full. The credit facility is repayable in 12 consecutive quarterly installments of $750 and 12 consecutive quarterly installments of $625, commencing three months from draw down, and a balloon payment of $21,500 payable together with the last installment.

The facility contains various covenants, including (i) an asset cover ratio of 125%, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than 75% and minimum free liquidity of $500 per delivered vessel owned/operated by the Company. Additionally, the facility contains restrictions on the shipowning company incurring further indebtedness or guarantees and change of control provisions (whereby Mr. Evangelos J. Pistiolis may not control less than 50.1% of the voting rights of the Company). It also restricts the shipowning company from paying dividends if such a payment will result in an event of default or in a breach of covenants under the loan agreement.

The facility is secured as follows:

•	First priority mortgage over M/T Eco Malibu;
•	Assignment of insurance and earnings of the mortgaged vessel;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of the Company;
•	Pledge of the shares of the shipowning subsidiary;
•	Pledge over the earnings account of the vessel.

The facility bears interest at LIBOR plus a margin of 3.00%.